Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN INSURANCE TRUST
J.P. Morgan Insurance Trust Portfolios
JPMorgan Insurance Trust Mid Cap Value Portfolio
JPMorgan Insurance Trust Small Cap Core Portfolio
JPMorgan Insurance Trust U.S. Equity Portfolio
(the “Portfolios”)
(All Share Classes)
Supplement dated November 1, 2021
to the Summary Prospectuses and
Prospectuses dated May 1, 2021, as supplemented
Effective immediately, the disclosures under the “Risk/Return Summary — What are the Portfolio’s main investment strategies? — Investment Process” and under the “More About the Portfolio — Additional Information about the Portfolio’s Investment Strategies — Investment Process” sections of the JPMorgan Insurance Trust Mid Cap Value Portfolio and the JPMorgan Insurance Trust Small Cap Core Portfolio Summary Prospectuses and Prospectuses are hereby deleted in its entirety and replaced with the following:
JPMorgan Insurance Trust Mid Cap Value Portfolio
Investment Process: In managing the Portfolio, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) employs a bottom‑up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. The adviser looks for quality companies, which appear to be undervalued and to have the potential to grow intrinsic value per share. Quality companies generally have a sustainable competitive position, relatively lower levels of business cyclicality, high returns on invested capital and strong experienced management teams. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors on the companies in which the Portfolio invests. The adviser’s assessment is based on a proprietary analysis of key opportunities and risks across industries to seek to identify financially material issues on the Portfolio’s investments in securities and ascertain key issues that merit engagement with company management. These assessments may not be conclusive and securities of companies may be purchased and retained by the Portfolio for reasons other than material ESG factors.
The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.
JPMorgan Insurance Trust Small Cap Core Portfolio
Investment Process: The Portfolio pursues returns that exceed those of the Russell 2000 Index while seeking to limit its volatility relative to this index. In managing the Portfolio, J.P. Morgan Investment Management, Inc. (JPMIM or the adviser) employs a process that ranks stocks based on its proprietary stock ranking system. The rankings are then reviewed and adjusted utilizing fundamental research conducted by the investment team to enhance accuracy and consistency. The adjusted rankings are used to place stocks into portfolios. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors on the companies in which the Portfolio invests. The adviser’s assessment is based on a proprietary analysis of key opportunities and risks across industries to seek to identify financially material issues on the Portfolio’s investments in securities and ascertain key issues that merit engagement with company management. These assessments may not be conclusive and securities of companies may be purchased and retained by the Portfolio for reasons other than material ESG factors. In general, stocks are purchased when they are among the top ranked within their sector. Stocks become candidates for sale when their ranking falls, when they appear unattractive or when the company is no longer a small cap company. The Portfolio may continue to hold the securities if it believes further substantial growth is possible. Risk factor exposures are managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and/or style characteristics of the Portfolio.
JPMorgan Insurance Trust U.S. Equity Portfolio
Effective immediately, the disclosures under the “Risk/Return Summary — JPMorgan Insurance Trust U.S. Equity Portfolio — What are the Portfolio’s main investment strategies” section of its Summary Prospectuses and Prospectuses is hereby deleted in its entirety and replaced with the following:
Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. In implementing its strategy, the Portfolio primarily invests in common stocks of large- and mid‑capitalization U.S. companies but it may also invest up to 20% of its Assets in common stocks of foreign companies, including depositary receipts. Depositary receipts are financial instruments representing a foreign company’s publicly traded securities. A depositary receipt trades on a stock exchange in a country different from the company’s local market.
The Portfolio focuses on those equity securities that it considers attractively valued and seeks to outperform the Benchmark through superior stock selection. By emphasizing attractively valued equity securities, the Portfolio seeks to produce returns that exceed those of the Benchmark.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. To the extent the Portfolio uses derivative, the Portfolio will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.
An issuer of a security will be deemed to be located in the United States if: (i) the principal trading market for the security is in the United States, (ii) the issuer is organized under the laws of the United States, or (iii) the issuer derives at least 50% of its revenues or profits from the United States or has at least 50% of its total assets situated in the United States.
Investment Process: In managing the Portfolio, J.P. Morgan Investment Management, Inc. (JPMIM or the adviser) employs a three-step process that combines research, valuation and stock selection. The adviser takes an in‑depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to what it believes to be their relative value. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors on the companies in which the Portfolio invests. The adviser’s assessment is based on a proprietary analysis of key opportunities and risks across industries to seek to identify financially material issues on the Portfolio’s investments in securities and ascertain key issues that merit engagement with company management. These assessments may not be conclusive and securities of companies may be purchased and retained by the Portfolio for reasons other than material ESG factors.
On behalf of the Portfolio, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as attractively valued and considers selling them when they appear to be overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:
•	catalysts that could trigger a rise in a stock’s price
•	high potential reward compared to potential risk
•	temporary mispricings caused by apparent market overreactions.

JPMorgan Insurance Trust Mid Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN INSURANCE TRUST
J.P. Morgan Insurance Trust Portfolios
JPMorgan Insurance Trust Mid Cap Value Portfolio
(the “Portfolios”)
(All Share Classes)
Supplement dated November 1, 2021
to the Summary Prospectuses and
Prospectuses dated May 1, 2021, as supplemented
Effective immediately, the disclosures under the “Risk/Return Summary — What are the Portfolio’s main investment strategies? — Investment Process” and under the “More About the Portfolio — Additional Information about the Portfolio’s Investment Strategies — Investment Process” sections of the JPMorgan Insurance Trust Mid Cap Value Portfolio and the JPMorgan Insurance Trust Small Cap Core Portfolio Summary Prospectuses and Prospectuses are hereby deleted in its entirety and replaced with the following:
JPMorgan Insurance Trust Mid Cap Value Portfolio
Investment Process: In managing the Portfolio, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) employs a bottom‑up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. The adviser looks for quality companies, which appear to be undervalued and to have the potential to grow intrinsic value per share. Quality companies generally have a sustainable competitive position, relatively lower levels of business cyclicality, high returns on invested capital and strong experienced management teams. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors on the companies in which the Portfolio invests. The adviser’s assessment is based on a proprietary analysis of key opportunities and risks across industries to seek to identify financially material issues on the Portfolio’s investments in securities and ascertain key issues that merit engagement with company management. These assessments may not be conclusive and securities of companies may be purchased and retained by the Portfolio for reasons other than material ESG factors.
The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan Insurance Trust Mid Cap Value Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Investment Process: In managing the Portfolio, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) employs a bottom‑up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. The adviser looks for quality companies, which appear to be undervalued and to have the potential to grow intrinsic value per share. Quality companies generally have a sustainable competitive position, relatively lower levels of business cyclicality, high returns on invested capital and strong experienced management teams. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors on the companies in which the Portfolio invests. The adviser’s assessment is based on a proprietary analysis of key opportunities and risks across industries to seek to identify financially material issues on the Portfolio’s investments in securities and ascertain key issues that merit engagement with company management. These assessments may not be conclusive and securities of companies may be purchased and retained by the Portfolio for reasons other than material ESG factors.
The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

JPMorgan Insurance Trust Small Cap Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN INSURANCE TRUST
J.P. Morgan Insurance Trust Portfolios
JPMorgan Insurance Trust Small Cap Core Portfolio
(the “Portfolios”)
(All Share Classes)
Supplement dated November 1, 2021
to the Summary Prospectuses and
Prospectuses dated May 1, 2021, as supplemented
Effective immediately, the disclosures under the “Risk/Return Summary — What are the Portfolio’s main investment strategies? — Investment Process” and under the “More About the Portfolio — Additional Information about the Portfolio’s Investment Strategies — Investment Process” sections of the JPMorgan Insurance Trust Mid Cap Value Portfolio and the JPMorgan Insurance Trust Small Cap Core Portfolio Summary Prospectuses and Prospectuses are hereby deleted in its entirety and replaced with the following:
JPMorgan Insurance Trust Small Cap Core Portfolio
Investment Process: The Portfolio pursues returns that exceed those of the Russell 2000 Index while seeking to limit its volatility relative to this index. In managing the Portfolio, J.P. Morgan Investment Management, Inc. (JPMIM or the adviser) employs a process that ranks stocks based on its proprietary stock ranking system. The rankings are then reviewed and adjusted utilizing fundamental research conducted by the investment team to enhance accuracy and consistency. The adjusted rankings are used to place stocks into portfolios. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors on the companies in which the Portfolio invests. The adviser’s assessment is based on a proprietary analysis of key opportunities and risks across industries to seek to identify financially material issues on the Portfolio’s investments in securities and ascertain key issues that merit engagement with company management. These assessments may not be conclusive and securities of companies may be purchased and retained by the Portfolio for reasons other than material ESG factors. In general, stocks are purchased when they are among the top ranked within their sector. Stocks become candidates for sale when their ranking falls, when they appear unattractive or when the company is no longer a small cap company. The Portfolio may continue to hold the securities if it believes further substantial growth is possible. Risk factor exposures are managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and/or style characteristics of the Portfolio.

Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan Insurance Trust Small Cap Core Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Investment Process: The Portfolio pursues returns that exceed those of the Russell 2000 Index while seeking to limit its volatility relative to this index. In managing the Portfolio, J.P. Morgan Investment Management, Inc. (JPMIM or the adviser) employs a process that ranks stocks based on its proprietary stock ranking system. The rankings are then reviewed and adjusted utilizing fundamental research conducted by the investment team to enhance accuracy and consistency. The adjusted rankings are used to place stocks into portfolios. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors on the companies in which the Portfolio invests. The adviser’s assessment is based on a proprietary analysis of key opportunities and risks across industries to seek to identify financially material issues on the Portfolio’s investments in securities and ascertain key issues that merit engagement with company management. These assessments may not be conclusive and securities of companies may be purchased and retained by the Portfolio for reasons other than material ESG factors. In general, stocks are purchased when they are among the top ranked within their sector. Stocks become candidates for sale when their ranking falls, when they appear unattractive or when the company is no longer a small cap company. The Portfolio may continue to hold the securities if it believes further substantial growth is possible. Risk factor exposures are managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and/or style characteristics of the Portfolio.

JPMorgan Insurance Trust U.S. Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN INSURANCE TRUST
J.P. Morgan Insurance Trust Portfolios
JPMorgan Insurance Trust U.S. Equity Portfolio
(the “Portfolios”)
(All Share Classes)
Supplement dated November 1, 2021
to the Summary Prospectuses and
Prospectuses dated May 1, 2021, as supplemented
JPMorgan Insurance Trust U.S. Equity Portfolio
Effective immediately, the disclosures under the “Risk/Return Summary — JPMorgan Insurance Trust U.S. Equity Portfolio — What are the Portfolio’s main investment strategies” section of its Summary Prospectuses and Prospectuses is hereby deleted in its entirety and replaced with the following:
Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. In implementing its strategy, the Portfolio primarily invests in common stocks of large- and mid‑capitalization U.S. companies but it may also invest up to 20% of its Assets in common stocks of foreign companies, including depositary receipts. Depositary receipts are financial instruments representing a foreign company’s publicly traded securities. A depositary receipt trades on a stock exchange in a country different from the company’s local market.
The Portfolio focuses on those equity securities that it considers attractively valued and seeks to outperform the Benchmark through superior stock selection. By emphasizing attractively valued equity securities, the Portfolio seeks to produce returns that exceed those of the Benchmark.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. To the extent the Portfolio uses derivative, the Portfolio will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.
An issuer of a security will be deemed to be located in the United States if: (i) the principal trading market for the security is in the United States, (ii) the issuer is organized under the laws of the United States, or (iii) the issuer derives at least 50% of its revenues or profits from the United States or has at least 50% of its total assets situated in the United States.
Investment Process: In managing the Portfolio, J.P. Morgan Investment Management, Inc. (JPMIM or the adviser) employs a three-step process that combines research, valuation and stock selection. The adviser takes an in‑depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to what it believes to be their relative value. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors on the companies in which the Portfolio invests. The adviser’s assessment is based on a proprietary analysis of key opportunities and risks across industries to seek to identify financially material issues on the Portfolio’s investments in securities and ascertain key issues that merit engagement with company management. These assessments may not be conclusive and securities of companies may be purchased and retained by the Portfolio for reasons other than material ESG factors.
On behalf of the Portfolio, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as attractively valued and considers selling them when they appear to be overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:
•	catalysts that could trigger a rise in a stock’s price
•	high potential reward compared to potential risk
•	temporary mispricings caused by apparent market overreactions.

Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan Insurance Trust U.S. Equity Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. In implementing its strategy, the Portfolio primarily invests in common stocks of large- and mid‑capitalization U.S. companies but it may also invest up to 20% of its Assets in common stocks of foreign companies, including depositary receipts. Depositary receipts are financial instruments representing a foreign company’s publicly traded securities. A depositary receipt trades on a stock exchange in a country different from the company’s local market.
The Portfolio focuses on those equity securities that it considers attractively valued and seeks to outperform the Benchmark through superior stock selection. By emphasizing attractively valued equity securities, the Portfolio seeks to produce returns that exceed those of the Benchmark.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. To the extent the Portfolio uses derivative, the Portfolio will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.
An issuer of a security will be deemed to be located in the United States if: (i) the principal trading market for the security is in the United States, (ii) the issuer is organized under the laws of the United States, or (iii) the issuer derives at least 50% of its revenues or profits from the United States or has at least 50% of its total assets situated in the United States.
Investment Process: In managing the Portfolio, J.P. Morgan Investment Management, Inc. (JPMIM or the adviser) employs a three-step process that combines research, valuation and stock selection. The adviser takes an in‑depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to what it believes to be their relative value. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors on the companies in which the Portfolio invests. The adviser’s assessment is based on a proprietary analysis of key opportunities and risks across industries to seek to identify financially material issues on the Portfolio’s investments in securities and ascertain key issues that merit engagement with company management. These assessments may not be conclusive and securities of companies may be purchased and retained by the Portfolio for reasons other than material ESG factors.
On behalf of the Portfolio, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as attractively valued and considers selling them when they appear to be overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:
•	catalysts that could trigger a rise in a stock’s price
•	high potential reward compared to potential risk
•	temporary mispricings caused by apparent market overreactions.